Investment in an Equity Security	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENT IN AN EQUITY SECURITY
12.	INVESTMENT IN AN EQUITY SECURITY

During the year ended December 31, 2021, the Company made an investment of $150,000 in Elite Ivy Investment LLC (“Elite Ivy”), accounting for 0.6% of the investee. Elite Ivy was mainly engaged in investments in equities, options, futures, debt securities and commodities, and interim investments in money market or equivalent instruments. The Company can withdraw the investment after six months of the investment.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the Elite Ivy. For the year ended December 31, 2022 and 2021, the Company recorded downward adjustments of $65,394 and $nil on the investment.

The Company considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. For the year ended December 31, 2022 and 2021, the Company did not record impairment against the investment.